Schedule of investments
Delaware Small Cap Value Fund	August 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.92%
Basic Industry — 7.82%
Ashland	389,900	$ 33,777,037
Avient	1,215,450	48,751,700
Berry Global Group	1,103,060	72,073,940
HB Fuller	945,550	68,580,741
Huntsman	1,704,100	47,493,267
Louisiana-Pacific	988,550	61,764,604
Ryerson Holding	877,450	27,323,793
Summit Materials Class A †	1,383,026	51,739,003
		411,504,085
Consumer Discretionary — 11.93%
Acushnet Holdings	931,400	54,533,470
Adient †	1,334,200	52,260,614
Barnes Group	1,304,200	51,255,060
Choice Hotels International	298,300	37,854,270
Columbia Sportswear	598,100	43,864,654
Group 1 Automotive	217,010	57,381,784
KB Home	1,131,900	57,500,520
Meritage Homes	528,000	73,413,120
Oxford Industries	266,300	26,893,637
Steven Madden	1,196,025	41,262,863
TEGNA	2,295,100	37,938,003
Texas Roadhouse	392,550	40,864,455
UniFirst	299,470	52,745,651
		627,768,101
Consumer Staples — 3.62%
Flowers Foods	1,375,900	32,416,204
Hostess Brands †	1,801,200	51,298,176
J & J Snack Foods	403,500	65,419,455
Performance Food Group †	665,322	41,336,456
		190,470,291
Energy — 8.60%
CNX Resources †	1,491,800	33,341,730
EnLink Midstream	4,429,800	55,106,712
Liberty Energy	3,859,000	61,551,050
Magnolia Oil & Gas Class A	3,038,800	69,284,640
Matador Resources	993,350	63,077,725
Murphy Oil	1,603,100	72,780,740
Patterson-UTI Energy	3,648,500	51,589,790
PBF Energy Class A	977,100	45,816,219
		452,548,606
NQ- 021 [0823] 1023 (3151749)    1

Schedule of investments
Delaware Small Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financial Services — 23.00%
Assurant	436,100	$ 60,761,813
Axis Capital Holdings	924,500	50,718,070
Bank of NT Butterfield & Son	1,116,100	32,500,832
Bread Financial Holdings	844,600	31,740,068
Cadence Bank	1,866,450	42,704,376
Columbia Banking System	2,676,661	54,818,017
Comerica	629,600	30,290,056
East West Bancorp	1,207,973	66,849,226
Essent Group	1,143,100	57,406,482
First Financial Bancorp	2,151,800	44,714,404
First Interstate BancSystem Class A	1,337,422	34,652,604
FNB	6,427,050	74,746,592
Hancock Whitney	2,094,250	86,387,812
Hanover Insurance Group	449,750	47,997,320
Hope Bancorp	3,687,040	35,653,677
Sandy Spring Bancorp	964,625	21,453,260
Selective Insurance Group	439,606	43,613,311
Stewart Information Services	840,900	38,950,488
Stifel Financial	1,402,000	91,158,040
Synovus Financial	1,889,550	58,500,468
Valley National Bancorp	8,959,900	82,251,882
Washington Federal	1,344,300	36,538,074
Webster Financial	2,033,910	86,258,123
		1,210,664,995
Healthcare — 3.37%
Avanos Medical †	161,520	3,398,381
Globus Medical Class A †	574,100	31,058,810
Integer Holdings †	651,100	55,545,341
Integra LifeSciences Holdings †	1,032,500	43,922,550
Prestige Consumer Healthcare †	749,100	43,695,003
		177,620,085
Industrials — 14.85%
Atkore †	686,800	105,746,596
CACI International Class A †	188,100	61,698,681
Concentrix	332,100	26,511,543
H&E Equipment Services	1,040,900	47,173,588
ITT	1,001,230	102,405,804
KBR	1,086,672	66,852,062
MasTec †	938,329	93,354,352
2    NQ- 021 [0823] 1023 (3151749)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Regal Rexnord	325,139	$ 52,734,294
Terex	984,850	59,691,759
Timken	655,350	50,081,847
WESCO International	306,000	49,526,100
Zurn Elkay Water Solutions	2,228,800	66,017,056
		781,793,682
Real Estate Investment Trusts — 7.44%
Agree Realty	676,550	41,824,321
Apple Hospitality REIT	3,155,500	47,395,610
Independence Realty Trust	2,785,790	46,884,846
Kite Realty Group Trust	1,845,664	41,656,636
LXP Industrial Trust	5,539,000	54,392,980
National Health Investors	742,950	37,987,034
Outfront Media	2,883,400	32,726,590
Spirit Realty Capital	1,256,050	48,496,090
Tricon Residential	4,746,800	40,252,864
		391,616,971
Technology — 11.31%
Belden	659,900	61,964,610
Cirrus Logic †	629,800	51,668,792
Diodes †	669,800	54,823,130
Flex †	2,854,210	78,747,654
Leonardo DRS †	2,251,100	38,538,832
NCR †	696,928	21,437,505
NetScout Systems †	1,342,806	38,444,536
Power Integrations	759,400	63,804,788
TD SYNNEX	385,000	39,173,750
TTM Technologies †	3,726,102	55,518,920
Viavi Solutions †	3,209,700	33,541,365
Vishay Intertechnology	2,101,000	57,651,440
		595,315,322
Transportation — 2.50%
Kirby †	540,700	44,786,181
Saia †	61,350	26,147,370
Werner Enterprises	1,455,600	60,567,516
		131,501,067
Utilities — 3.48%
ALLETE	873,700	47,966,130
Black Hills	1,015,190	55,835,450
NQ- 021 [0823] 1023 (3151749)    3

Schedule of investments
Delaware Small Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
OGE Energy	1,180,900	$ 40,209,645
Southwest Gas Holdings	629,000	38,953,970
		182,965,195
Total Common Stocks (cost $3,707,369,251)		5,153,768,400

Short-Term Investments — 2.14%
Money Market Mutual Funds — 2.14%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.22%)	28,111,957	28,111,957
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	28,111,957	28,111,957
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.36%)	28,111,957	28,111,957
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.25%)	28,111,957	28,111,957
Total Short-Term Investments (cost $112,447,828)		112,447,828
Total Value of Securities—100.06% (cost $3,819,817,079)		5,266,216,228

Liabilities Net of Receivables and Other Assets—(0.06%)		(3,263,392)
Net Assets Applicable to 75,174,149 Shares Outstanding—100.00%		$5,262,952,836
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
4    NQ- 021 [0823] 1023 (3151749)